Condensed Consolidated Statements Of Income (Unaudited) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Interest income:
Loans, including fees	¥ 793,828		¥ 801,477
Deposits in other banks	13,868		21,205
Investment securities	187,884		345,662
Trading account assets	185,943		139,986
Call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	32,422		49,840
Total	1,213,945		1,358,170
Interest expense:
Deposits	113,647		113,399
Call money, funds purchased, and payables under repurchase agreements and securities lending transactions	35,295		49,431
Due to trust account, other short-term borrowings, and trading account liabilities	28,124		30,417
Long-term debt	118,009		130,900
Total	295,075		324,147
Net interest income	918,870		1,034,023
Provision for credit losses	80,012		89,342
Net interest income after provision for credit losses	838,858		944,681
Non-interest income:
Fees and commissions income	540,963		548,822
Foreign exchange gains-net	76,616		67,836
Trading account profits-net	301,785		449,243
Investment securities gains (losses)-net	35,712	[1]	(19,226)	[1]
Equity in earnings (losses) of equity method investees-net	10,032		(515,403)
Other non-interest income	61,868		77,521
Total	1,026,976		608,793
Non-interest expense:
Salaries and employee benefits	460,925		443,726
Occupancy expenses-net	77,475		79,441
Fees and commission expenses	100,565		101,751
Outsourcing expenses, including data processing	98,725		94,868
Depreciation of premises and equipment	46,609		45,756
Amortization of intangible assets	103,007		105,321
Impairment of intangible assets	235		27,040
Insurance premiums, including deposit insurance	48,792		57,996
Communications	23,558		24,693
Taxes and public charges	33,399		31,694
Other non-interest expenses	188,940		147,172
Total	1,182,230		1,159,458
Income before income tax expense	683,604		394,016
Income tax expense	70,518		198,806
Net income before attribution of noncontrolling interests	613,086		195,210
Net income attributable to noncontrolling interests	17,074		4,246
Net income attributable to Mitsubishi UFJ Financial Group	596,012		190,964
Income allocated to preferred shareholders:
Cash dividends paid	8,970		8,970
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 587,042		¥ 181,994
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group
Basic earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 41.50		¥ 12.87
Diluted earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 41.44		¥ 12.82

[1]	The following credit losses are included in Investment securities gains (losses)-net: Decline in fair value of ¥ 6,402 million and ¥ 5,615 million; Other comprehensive income-net of ¥ 856 million and ¥ 560 million; Total credit losses of ¥ 7,258 million and ¥ 6,175 million for the six months ended Septemeber 30, 2011 and 2012, respectively.